Stock Warrants	12 Months Ended
Dec. 31, 2024
Stock Warrants [Abstract]
Stock Warrants

Note 14 — Stock Warrants

The following tables present all warrant activity of the Company for the year ended December 31, 2024 and December 31, 2023:

	Number of Warrants	Weighted- Average Exercise Price
Warrants outstanding at January 1, 2023	102,000	$571.05
Issued	262,353	0.15
Exercised	(5,664)	—
Canceled	(2)	—
Warrants outstanding at December 31, 2023	358,687	$162.45
Issued	8,188,353	0.02
Exercised	(913,350)	0.12
Canceled	(57,117)	52.59
Warrants outstanding at December 31, 2024	7,576,573	$7.30

The Company received proceeds from the exercise of Placement Agent Warrants of $26,000 and Pre-Funded Warrants of $10,000 for the year ended December 31, 2024.